BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2021
(unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 96.63%
Administrative and Support Services - 17.97%
Booking Holdings, Inc.(a)	2,000	$1,459,049	$4,659,680
MasterCard, Inc. - Class A	50,000	820,627	17,802,500
PayPal Holdings, Inc.(a)	35,000	871,561	8,499,400
Terminix Global Holdings, Inc.(a)	30,000	905,892	1,430,100
TransUnion	34,500	2,857,315	3,105,000
Visa, Inc. - Class A	40,000	1,087,479	8,469,200
		8,001,923	43,965,880
Ambulatory Health Care Services - 1.02%
Alcon, Inc. - ADR (a)	35,500	2,087,585	2,491,390
Broadcasting (except Internet) - 1.92%
The Walt Disney Co.(a)	25,500	1,411,161	4,705,260
Building Material and Garden Equipment and Supplies Dealers - 2.87%
Home Depot, Inc.	13,000	1,941,152	3,968,250
Lowe's Companies, Inc.	16,000	1,631,716	3,042,880
		3,572,868	7,011,130
Chemical Manufacturing - 1.61%
Ecolab, Inc.	15,000	1,436,988	3,211,050
The Sherwin-Williams Co.	1,000	711,670	738,010
		2,148,658	3,949,060
Computer and Electronic Product Manufacturing - 20.60%
Alphabet, Inc. - Class A(a)	4,000	847,060	8,250,080
Alphabet, Inc. - Class C(a)	4,010	844,083	8,295,206
Apple, Inc.	177,000	739,033	21,620,551
NVIDIA Corp.	10,000	2,316,828	5,339,300
Roper Technologies, Inc.	8,000	335,931	3,226,720
Thermo Fisher Scientific, Inc.	8,000	1,773,523	3,651,040
		6,856,458	50,382,897
Credit Intermediation and Related Activities - 5.49%
JPMorgan Chase & Co.	30,000	1,721,192	4,566,900
SVB Financial Group(a)	12,000	2,426,971	5,923,920
Wells Fargo & Co.	75,000	2,190,904	2,930,250
		6,339,067	13,421,070
Data Processing, Hosting and Related Services - 0.97%
Fiserv, Inc.(a)	20,000	971,166	2,380,800
Electrical Equipment, Appliance, and Component Manufacturing - 1.13%
Eaton Corp. Plc -	20,000	834,912	2,765,600
Fabricated Metal Product Manufacturing - 0.74%
BWX Technologies, Inc.	27,500	1,642,328	1,813,350
Food Services and Drinking Places - 1.87%
Casey's General Stores, Inc.	6,000	989,889	1,297,140
Starbucks Corp.	30,000	561,001	3,278,100
		1,550,890	4,575,240
Insurance Carriers and Related Activities - 4.85%
Berkshire Hathaway, Inc. - Class B(a)	20,000	678,649	5,109,400
The Progressive Corp.	20,000	1,409,657	1,912,200
UnitedHealth Group, Inc.	13,000	3,145,098	4,836,910
		5,233,404	11,858,510
Merchant Wholesalers, Durable Goods - 1.44%
IAA, Inc.(a)	64,000	2,671,243	3,528,960
Miscellaneous Manufacturing - 0.89%
Edwards Lifesciences Corp.(a)	26,000	1,872,066	2,174,640
Nonstore Retailers - 6.32%
Amazon.com, Inc.(a)	5,000	1,231,664	15,470,400
Other Information Services - 3.31%
Facebook, Inc. - Class A(a)	27,500	3,597,112	8,099,575
Professional, Scientific & Technical Services - 1.71%
IQVIA Holdings, Inc.(a)	3,250	616,405	627,705
Palo Alto Networks, Inc.(a)	11,000	2,379,071	3,542,660
		2,995,476	4,170,365
Publishing Industries (except Internet) - 10.12%
Adobe, Inc.(a)	12,000	3,463,758	5,704,440
Autodesk, Inc.(a)	13,000	1,985,801	3,602,950
Microsoft Corp.	52,000	6,470,467	12,260,040
salesforce.com, Inc.(a)	15,000	2,246,082	3,178,050
		14,166,108	24,745,480
Rail Transportation - 2.52%
Union Pacific Corp.	28,000	806,918	6,171,480
Real Estate - 0.54%
American Tower Corp.	5,500	1,235,930	1,314,830

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.38%
BlackRock, Inc.	8,500	2,223,080	6,408,660
Intercontinental Exchange, Inc.	27,000	2,654,242	3,015,360
S&P Global, Inc.	13,000	2,334,390	4,587,310
Texas Pacific Land Corp.	1,000	810,904	1,589,430
		8,022,616	15,600,760
Truck Transportation - 2.36%
Old Dominion Freight Line, Inc.	24,000	2,220,361	5,769,840
TOTAL COMMON STOCKS (Cost $79,469,914)		79,469,914	236,366,517

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 3.53%
Funds, Trusts, and Other Financial Vehicles - 3.53%
First American Treasury Obligations Fund - Class X 0.03%(b)	8,638,653	8,638,653	8,638,653

TOTAL SHORT-TERM INVESTMENTS (Cost $8,638,653)		8,638,653	8,638,653

TOTAL INVESTMENTS - 100.16%			245,005,170
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%			(394,044)
TOTAL NET ASSETS - 100.00%			$244,611,126
Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	The rate shown is the annualized seven day yield as of March 31, 2021.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical investments.
•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the three months ended March 31, 2021, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$236,366,517	$-	$-	$236,366,517
Short-Term Investments	8,638,653	-	-	8,638,653
Total Investments in Securities	$245,005,170	$-	$-	$245,005,170

Refer to the Schedule of Investments for further information on the classification of investments.